ACQUISITION (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 03, 2020
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding		2,722,070	2,722,070	2,702,070	2,395,330
Economic life				10 years
Notes payable		$ 213,563	$ 213,563	$ 469,252
Percentage of Weighted Average Cost Inventory				33.80%
Prepaid royalties non current		339,091	339,091	$ 339,091	$ 344,321
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				16,666		15,300
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 20.63
Warrants and Rights Outstanding, Term						5 years
Revenue, remaining performance obligation, percentage				6.00%
Additional revenues				$ 50,000,000
Deferred revenue, period increase (decrease)				$ 200,000,000
Royalty [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage				5.00%
Additional revenues				$ 50,000,000
Subsequent sale percentage				10.00%
Royalty [Member] | Minimum [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage				4.00%
Sale proceeds liquidation preference				15.00%
Royalty [Member] | Maximum [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage				2.00%
Deferred revenue, period increase (decrease)				$ 50,000,000
Deferred revenue, revenue recognized				200,000,000
Liquidation preference				$ 20,000,000
Restricted Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Issued for Services				666,667
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				199,992
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 75.00
Warrants and Rights Outstanding, Term				5 years
Restricted Stock [Member] | Performance Warrants [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				266,666
Unit Purchase Agreement [Member]
Business Acquisition [Line Items]
Notes payable		278,678	278,678
Trade Names [Member]
Business Acquisition [Line Items]
Economic life				14 years
My Health Logic [Member]
Business Acquisition [Line Items]
Notes payable		$ 468,137	$ 468,137	$ 468,137
Notes payable interest rate		9.00%	9.00%	9.00%
Interest expense on notes payable		$ 4,538	$ 15,124	$ 1,115
Percentage of Weighted Average Cost Inventory		37.50%	37.50%	37.50%
Debt maturity date				Aug. 12, 2022
My Health Logic [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Remaining Useful Life			14 years
My Health Logic [Member] | Software [Member]
Business Acquisition [Line Items]
Economic life			15 years	15 years
My Health Logic [Member] | Lab on Chip Technology [Member]
Business Acquisition [Line Items]
Remaining Useful Life			17 years	17 years
HL Two Holdings [Member]
Business Acquisition [Line Items]
Acquisition Costs, Period Cost	$ 306,740
[custom:CommonStockIssuedHeldAndAdministered]	15,334
[custom:CommonStockConversionBasisRate]	11.35%
Common Stock, Shares, Outstanding	2,702,070
DuraGraft [Member]
Business Acquisition [Line Items]
Economic life				13 years